Note 14 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Share-Based Payment Arrangement, Option, Activity [Table Text Block]
			Weighted average
		Weighted	remaining
	Number of	average	contractual life	Aggregate
	options	exercise price	(years)	intrinsic value

Shares issuable under options - Beginning of period	2,337,573	$120.06
Granted	615,000	142.20
Exercised	(455,934)	73.73
Forfeited	(75,890)	144.43
Shares issuable under options - December 31, 2023	2,420,749	$133.65	2.5	$68,849
Options exercisable - End of period	1,044,891	$120.60	1.6	$43,351

Stock Options Exercised [Table Text Block]
2023

Number of options exercised	455,934

Aggregate fair value	$66,499
Intrinsic value	32,883
Amount of cash received	33,616

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
2023

Risk free rate	4.0%
Expected life in years	4.20
Expected volatility	33.5%
Dividend yield	0.6%

Weighted average fair value per option granted	$44.19